30. REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Tables Abstract
Classes of revenue

a)	Main products and lines of services

Classes of revenue	From January 1 to December 31, 2018 ThCh$	From January 1 to December 31, 2017 ThCh$	From January 1 to December 31, 2016 ThCh$
Sale of goods	610,415,772	610,149,715	625,436,135
Wine	569,676,747	556,047,121	569,096,506
Other	40,739,025	54,102,594	56,339,629
Rendering of services	3,713,133	3,365,642	3,135,894
Total	614,128,905	613,515,357	628,572,029

b)	Timing of revenue recognition

Revenue recognition	From January 1 to December 31, 2018 ThCh$	From January 1 to December 31, 2017 ThCh$	From January 1 to December 31, 2016 ThCh$
Goods transferred at a point in time	610,415,772	610,149,715	625,436,135
Services provided over time	3,713,133	3,365,642	3,135,894
Total	614,128,905	613,515,357	628,572,029